Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

	December 31,
	2017	2018
	RMB	RMB
Prepayments to vendors and content providers	62,268	130,624
Interests receivable	5,575	123,333
Individual income tax paid on behalf of employees	—	28,774
Input value-added tax to be deducted	2,560	25,058
Others	973	11,704

Total	71,376	319,493